Property, plant and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 3,117,469
Value at end of period	$ 2,998,326	$ 3,117,469
Number of finance lease vessels | vessel	2
Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 2,797,276
Value at end of period	2,692,607	2,797,276
Finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	187,703
Value at end of period	181,846	187,703
Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	132,490
Value at end of period	$ 123,873	132,490
Ocean going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Number of finance lease vessels | vessel	2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 5,028,954	4,848,167
Additions	111,448	197,747
Disposals and other	212	16,960
Value at end of period	5,140,190	5,028,954
Cost | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	4,549,816	4,521,835
Additions	98,780	35,644
Disposals and other	(328)	7,663
Value at end of period	4,648,924	4,549,816
Cost | Finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	206,260	121,849
Additions	7,667	87,800
Disposals and other	(1,846)	3,389
Value at end of period	215,773	206,260
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	272,878	204,483
Additions	5,001	74,303
Disposals and other	2,386	5,908
Value at end of period	275,493	272,878
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(1,911,485)	(1,689,385)
Disposals and other	(2,739)	(6,853)
Depreciation	233,118	228,953
Value at end of period	(2,141,864)	(1,911,485)
Accumulated depreciation | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(1,752,540)	(1,545,834)
Disposals and other	(2,066)	(945)
Depreciation	205,843	207,651
Value at end of period	(1,956,317)	(1,752,540)
Accumulated depreciation | Finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(18,557)	(6,853)
Disposals and other	0	0
Depreciation	15,370	11,704
Value at end of period	(33,927)	(18,557)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(140,388)	(136,698)
Disposals and other	(673)	(5,908)
Depreciation	11,905	9,598
Value at end of period	$ (151,620)	$ (140,388)